Property and Equipment	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Property and Equipment

16	Property and Equipment

($ millions)	Land & Building	Equipment	Technology Assets	Leasehold Improvements	Right-of-use Assets	Total
Cost
Balance as at October 31, 2021	$1,569	$1,906	$2,410	$1,649	$4,003	$11,537
Additions	102	110	169	160	215	756
Disposals/Retirements	(56)	(59)	(20)	(47)	(98)	(280)
Foreign currency adjustments and other	62	405	(354)	33	77	223
Balance as at October 31, 2022	$1,677	$2,362	$2,205	$1,795	$4,197	$12,236
Additions	97	161	130	129	143	660
Disposals/Retirements	(64)	(781)	(1,657)	(118)	(118)	(2,738)
Foreign currency adjustments and other	103	67	27	48	114	359
Balance as at October 31, 2023	$1,813	$1,809	$705	$1,854	$4,336	$10,517

Accumulated depreciation
Balance as at October 31, 2021	$597	$1,464	$2,060	$1,059	$736	$5,916
Depreciation	37	83	153	98	378	749
Disposals/Retirements	(24)	(59)	(16)	(51)	(59)	(209)
Foreign currency adjustments and other	27	289	(264)	11	17	80
Balance as at October 31, 2022	$637	$1,777	$1,933	$1,117	$1,072	$6,536
Depreciation	44	104	161	113	379	801
Disposals/Retirements	(4)	(748)	(1,655)	(92)	(106)	(2,605)
Foreign currency adjustments and other	9	135	(58)	14	43	143
Balance as at October 31, 2023	$686	$1,268	$381	$1,152	$1,388	$4,875

Net book value
Balance as at October 31, 2022	$1,040	$585	$272	$678	$3,125	$5,700 (1)
Balance as at October 31, 2023	$1,127	$541	$324	$702	$2,948	$5,642 (1)

(1)	Includes $38 (2022 – $36) of investment property.